Related Party Transactions and Balances (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions and Balances [Line Items]
Compensation expenses to key management personnel		$ 640,860
Chief Executive Officer and Chief Operating Officer [Member]
Related Party Transactions and Balances [Line Items]
Compensation expenses to key management personnel	$ 340,860
Related Party [Member]
Related Party Transactions and Balances [Line Items]
Compensation expenses were paid		$ 300,000